32. Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments [absract]
Schedule of approximate amount of firm orders

The approximate amount of firm orders in the current fiscal year considers an estimate of contractual discounts, and corresponds to around R$23,269,198 (R$29,600,947 on December 31, 2019) corresponding to US$4,447,687 on December 31, 2020 (US$7,343,873 on December 31, 2019) and are segregated as follows:

	2020	2019
2021	-	3,201,198
2022	-	3,690,205
2023	3,353,702	4,103,490
2024 onwards	19,915,496	18,606,054
Total	23,269,198	29,600,947

Schedule of advances for aircraft acquisition

Of the total commitments presented above, the Company should disburse the amount of R$8,315,768 (corresponding to US$1,600,202 on December 31, 2020) as advances for aircraft acquisition, according to the financial flow below:

	2020	2019
2020	-	1,169,967
2021	184,951	1,152,456
2022	1,287,077	1,300,668
2023	2,657,000	1,366,345
2024 onwards	4,186,740	4,255,621
Total	8,315,768	9,245,057